Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

a.	On August 23, 2023, the Company’s Board of Directors approved the allocation and / or grant of additional options to purchase up to 406,500 Ordinary Shares to certain directors, officers and employees, with an exercise price of $1.32 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of employment or services. The fair value of each option as of the grant date, was $0.72, determined using the Black-Scholes option pricing model and the total expenses of $293 thousand will be expensed over the option vesting periods of three years.

b.	On August 23, 2023, the Company’s Board of Directors approved an increase of a total of 931,139 Ordinary Shares underlying options available for grant, for allocation to existing and future employees, consultants and directors of the Company and/or its wholly-owned subsidiary, such that there are currently 3,188,597 Ordinary Shares underlying options granted (including options that were exercised into Ordinary Shares), or reserved for future issuance under the Company’s 2015 Share Option Plan. As of August 23, 2023, the Company had 1,061,637 Ordinary Shares reserved for future issuance under the 2015 Share Option Plan.